Equity (Details) - USD ($)			1 Months Ended		12 Months Ended
	Jun. 17, 2022	May 15, 2020	Mar. 31, 2020	Mar. 17, 2020	Mar. 31, 2022	Nov. 09, 2022
Equity (Details) [Line Items]
Principal amount of unsecured senior (in Dollars)						$ 3,333,333.33
Shares Issuance						20,911,474
Current holding of common shares					28,483,678
Individual capacity of shares					26,221,207
Authorized share capital		230,000,000	50,000
Par value per share (in Dollars per share)		$ 0.01	$ 0.1	$ 0.1
Top of range [member]
Equity (Details) [Line Items]
Authorized share capital				50,000
Bottom of range [member]
Equity (Details) [Line Items]
Authorized share capital				30,000
Mr. Dharmesh Pandya [Member]
Equity (Details) [Line Items]
Common shares issued					33,854,062
Mr. Pandya [Member]
Equity (Details) [Line Items]
Common shares issued					7,932,855
Lytus Trust [Member]
Equity (Details) [Line Items]
Common shares issued					2,621,371
Individual capacity of shares					2,262,471
Common Share Conversion [Member]
Equity (Details) [Line Items]
Common shares issued						19,157,088
Warrant Conversion [Member]
Equity (Details) [Line Items]
Common shares issued						1,754,386
Initial Public Offering [Member]
Equity (Details) [Line Items]
Gross proceeds (in Dollars)	$ 12,400,000
Public offering shares	2,609,474
Price per share (in Dollars per share)	$ 4.75
Overallotment [Member]
Equity (Details) [Line Items]
Gross proceeds (in Dollars)	$ 1,860,000
Public offering shares	391,421
Price per share (in Dollars per share)	$ 4.75